Stock-Based Compensation	3 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

16. Stock-Based Compensation

On September 26, 2014, the Board of Directors adopted, and on October 10, 2014 NAB, our controlling shareholder, approved the Great Western Bancorp, Inc. 2014 Omnibus Incentive Compensation Plan (the “2014 Plan”), the Great Western Bancorp, Inc. 2014 Non-Employee Director Plan (the “2014 Director Plan”), and the Great Western Bancorp, Inc. Executive Incentive Compensation Plan (the “Bonus Plan”), collectively (“the Plans”), which provide for the issuance of restricted share units and performance based share units to certain officers, employees and directors of the Company. The Plans were primarily established to enhance the Company’s ability to attract, retain and motivate employees. The Company’s Board of Directors, the Compensation Committee of the Board of Directors (“Compensation Committee”), or executive management upon delegation of the Compensation Committee has exclusive authority to select the employees and others, including directors, to receive the awards and to establish the terms and conditions of each award made pursuant to the Company’s stock-based compensation plans.

Stock units issued under the Company’s restricted and performance based stock plans may not be sold or otherwise transferred until the vesting period (typically 3 years) has been met and/or performance objectives have been obtained. During the vesting periods, participants do not have voting rights and dividends are accumulated until the time upon which the award vests. Upon specified events, as defined in the Plans, stock unit awards that have not vested and/or performance hurdles that have not been met will be forfeited.

Based on the substantive terms of each award, restricted and performance-based awards are classified as equity awards and accounted for under the Treasury method. The fair value of equity-classified awards is based on the market price of the stock on the measurement date and is amortized as compensation expense on a straight-line basis over the vesting or performance period.

Stock based compensation is recognized based on the number of awards that are ultimately expected to vest. Forfeitures are estimated based on historical turnover experience of qualified employees. For performance-based stock awards, an estimate is made of the number of shares expected to vest as a result of actual performance against the performance targets to determine the amount of compensation expense to be recognized. The estimate is reevaluated quarterly and total compensation expense is adjusted for any change in the current period. Stock-based compensation expense is included in salaries and employee benefits expense in the consolidated statements of comprehensive income. For the three months ended December 31, 2014 and 2013, stock compensation expense was $0.5 million and $0, respectively. Related income tax benefits recognized for the three months ended December 31, 2014 and 2013 were $0.2 million and $0, respectively.

The following is a summary of the Plans’ restricted share and performance-based stock award activity as of December 31, 2014:

	Common Shares	Weighted-Average Measurement Date Fair Value
Restricted Shares
Restricted stock, beginning of fiscal year	—	$—
Granted	78,063	18.00
Vested	(12,221)	18.00
Forfeited	—	—
Canceled	—	—

Restricted stock, end of period	65,842	$18.00

Performance Shares
Restricted stock, beginning of fiscal year	—	$—
Granted	220,579	18.00
Vested	—	—
Forfeited	(1,045)	18.00
Canceled	—	—

Restricted stock, end of period	219,534	$18.00

The number of performance shares granted is reflected in the above table at the 100% target performance level. The actual performance-based award payouts will vary based on the achievement of the pre-established targets and can range from0% to 150% of the target amount. The outstanding number of performance shares reflected in the table represents the number of shares expected to be awarded based on estimated achievement of the goals as of year end. However, at December 31, 2014, the maximum number of performance-based shares that could be issued if performance is attained at 150% of target based on the grants made to date was approximately 329,301 shares.

As of December 31, 2014, there was $2.7 million of unrecognized compensation cost related to nonvested restricted stock awards expected to be recognized over a period of 2.75 years.